Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated March 23, 2018

(for Applications signed on or after April 1, 2018)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between April 1, 2018 and April 30, 2018. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after April 30, 2018. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.45%	1.45%
Base Benefit Designated Allocation Group B	1.10%	1.10%
Base Benefit Designated Allocation Group C	0.70%	0.70%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

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